Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Text Block]
Note 13 – Accrued Liabilities

	December 31,
	2016	2015
	(Millions)
Deferred income	$338	$94
Interest on debt	310	284
Employee costs	223	215
Refundable deposits	160	—
Special distribution repayable to Gulfstream (See Note 6 - Investing Activities)	—	149
Asset retirement obligations	61	57
Other, including other loss contingencies	356	279
	$1,448	$1,078

Deferred income in 2016 includes cash proceeds associated with restructuring certain gas gathering contracts in the Barnett Shale and Mid-Continent regions. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Refundable deposits in 2016 includes receipts related to an agreement to resolve several matters in relation to Transco’s Hillabee Expansion Project. In accordance with the agreement, the member–sponsors of Sabal Trail will pay WPZ an aggregate amount of $240 million in three equal installments as certain milestones of the project are met, of which $160 million was received in 2016. WPZ expects to recognize income associated with these receipts over the term of an underlying contract once the project is in service.